Employee compensation and benefits - Post-employment benefit plans (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Defined contribution assets		$ 8,426		$ 6,510
Estimate of contributions expected to be paid to plan		376
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets		8,951		6,969
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan			£ 2,500	$ 3,300
Percentage of plan funded			109.00%	109.00%
Defined contribution assets		9,500		$ 7,716	$ 7,458
Pension Plan | Principal plan | Projected unit credit method
Disclosure of defined benefit plans [line items]
Fair value of plan assets, incl. defined contribution assets			£ 31,100	41,100
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan	£ 160	$ 218
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets			£ 2,400	$ 3,200